Offsetting financial assets and financial liabilities (Table)	12 Months Ended
Dec. 31, 2020
18. Offsetting financial assets and financial liabilities
Offsetting of financial assets
	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Derivative financial assets	342,649	(44,305)	298,344	(233,080)	(48,064)	17,200	4,102	302,446
Reverse repurchase agreements and other similar secured lending[e]	448,134	(306,398)	141,736	-	(141,352)	384	4,911	146,647
Total assets	790,783	(350,703)	440,080	(233,080)	(189,416)	17,584	9,013	449,093
Derivative financial liabilities	(333,943)	41,982	(291,961)	233,080	46,804	(12,077)	(8,814)	(300,775)
Repurchase agreements and other similar secured borrowing[e]	(476,912)	306,398	(170,514)	-	170,514	-	(21,031)	(191,545)
Total liabilities	(810,855)	348,380	(462,475)	233,080	217,318	(12,077)	(29,845)	(492,320)

As at 31 December 2019
Derivative financial assets	260,206	(32,546)	227,660	(175,998)	(38,922)	12,740	1,576	229,236
Reverse repurchase agreements and other similar secured lending[e]	374,274	(276,021)	98,253	-	(98,253)	-	2,013	100,266
Total assets	634,480	(308,567)	325,913	(175,998)	(137,175)	12,740	3,589	329,502
Derivative financial liabilities	(255,269)	31,180	(224,089)	175,998	38,632	(9,459)	(5,115)	(229,204)
Repurchase agreements and other similar secured borrowing[e]	(406,081)	276,021	(130,060)	-	130,058	(2)	(13,004)	(143,064)
Total liabilities	(661,350)	307,201	(354,149)	175,998	168,690	(9,461)	(18,119)	(372,268)

Notes

a Amounts offset for derivative financial assets additionally includes cash collateral netted of £4,990m (2019: £4,099m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £7,313m (2019: £5,465m). Settlements assets and liabilities have been offset amounting to £18,143m (2019: £14,079m).

b Financial collateral of £48,064m (2019: £38,922m) was received in respect of derivative assets, including £43,291m (2019: £33,411m) of cash collateral and £4,773m (2019: £5,511m) of non-cash collateral. Financial collateral of £46,804m (2019: £38,632m) was placed in respect of derivative liabilities, including £42,730m (2019: £35,712m) of cash collateral and £4,074m (2019: £2,920m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include overcollateralisation.

c This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.

d The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.

e Reverse repurchase agreements and other similar secured lending of £146,647m (2019: £100,266m) is split by fair value £137,616m (2019: £96,887m) and amortised cost £9,031m (2019: £3,379m). Repurchase agreements and other similar secured borrowing of £191,545m (2019: £143,064m) is split by fair value £177,371m (2019: £128,547m) and amortised cost £14,174m (2019: £14,517m).